Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000231758
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short Duration Corporate ETF
Trading Symbol	FCSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short Duration Corporate ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Short Duration Corporate ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate 1-5 Year Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Duration management was the largest contributor to relative performance. Fund duration was just below neutral on average, but it was tactically shifted slightly between short and long of Index duration during the period. Front-end U.S. Treasury yields fell on balance, while yields of two-year Treasuries and longer maturities all rose, in keeping with changing Federal Reserve policy, economic growth and inflation expectations.

Top Detractors from Performance

  Sector allocation detracted from performance relative to the Index as the Fund maintained a small residual U.S. Treasury position and a cash balance for investment, both of which underperformed corporate securities during the period.

  Security selection was the next largest detractor from relative performance. Contributions from the capital goods, technology, consumer cyclicals and communications sectors were offset by Fund holdings in the utilities, insurance, banking and energy sectors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 65,035,161
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 149,189
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$65,035,161 Number of Investments172 Portfolio Turnover21% Total Advisory Fees Paid$149,189
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	1.5%
U.S. Treasury Securities	1.9%
Corporate Debt Securities	95.8%

Material Fund Change [Text Block]